UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1401, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Patricia C. Foster, Esq.

Patricia C. Foster, Esq. PLLC

190 Office Park Way, Pittsford, NY  14534

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Prasad Growth Fund

September 30, 2008

SEMIANNUAL REPORT OF

PRASAD SERIES TRUST/PRASAD GROWTH FUND

9/30/2008

Dear Shareholders,

I am pleased to inform you the performance of Prasad Growth Fund (PRGRX) from 3/31/08 to 9/30/08 has been better than the benchmark  S&P 500 and slightly worse than NASDAQ composite.  The NAV of the Fund went down from $ 5.55 to $ 5.07 (-8.65%), whereas S&P 500 went down from 1322.70 to 1164.74 (-11.94%), whereas NASDAQ composite went down from 2279.10 to 2091.88 (-8.21%).

The stock market went down in the beginning of April and then went up until the end of May and then went down steadily till mid-July. It went up somewhat until the end of August and then down again. The Fund has been investing in stocks and up to 10% in ETFs and up to 5% in options. With different asset allocation at different times the Fund had prevented the NAV from going down more. In a down-market the growth stocks get affected more than the indices. I also want to inform you that the Fund invests only in government backed money market funds for safety. The Fund seeks investing in stocks that have high earnings growth, high sales growth, high growth divided by PE ratio, low debt, high safety, high value and low price over sales ratio. The trend of the overall market seems to a very important factor.

The agreement contract between the advisory firm, Mutual Funds Leader, Inc. (MFL) for which I am the president and Prasad Series Trust was approved by the Board of Trustees on June 11, 2008. The Trustees considered the services, operations and personnel provided by MFL and determined that, at present time, MFL is capable of fulfilling its obligations under the Investment Advisory and Administrative Agreement. The trustees discussed the fact that MFL has been providing the personnel, knowhow, research and office space to manage the Fund. The Trustees also discussed the fact that MFL is controlled by the Chairman of Prasad Series Trust and the related conflict of interest. The trustees felt that MFL has done a very good job during a very tough period in the markets, which started in year 2000.

The Trustees also considered the fact that the Fund ranked number one out of all growth funds and number fourteen among all funds, in the last 13 weeks of 2007 as ranked by USA Today Mutual Fund Finder.

The 1.50% management fee paid to MFL, pursuant to the Investment Advisory and Administration Agreement was deemed by the Trustees to be appropriate after considering the services provided by MFL. The Trustees felt that the above management fee is similar to those paid by small mutual funds to their advisors. The Trustees also considered the fact that MFL has been bearing all the operating expenses of the Fund with the exception of brokerage fees, taxes, interest and extraordinary expenses (including, without limitation, litigation and indemnification costs and obligations). Data from Investment Company Institute, Lipper and CRSP University of Chicago were used. The median fee for growth equity funds as of 2007 was 1.45 and the 90th percentile was 2.24. The Trustees concluded that the 1.5% management fee paid to MFL was justified.

I thank you for your continued support. I am striving hard to make the Fund grow and succeed.

Sincerely,

Rajendra Prasad

Prasad Growth Fund

Graphical Illustration (Unaudited)

September 30, 2008

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Prasad Growth Fund
	Schedule of Investments
	September 30, 2008 (Unaudited)

Shares		Value

COMMON STOCK - 3.83%

Mining (Gold/Silver)
3,000	Yamaha Gold, Inc. *	$ 24,990
TOTAL FOR COMMON STOCK (Cost $30,600) - 3.83%		24,990

EXCHANGE TRADED FUNDS - 3.71%
240	Ultrashort Financial ProShares	24,238
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $26,921) - 3.71%		24,238

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 1.22%
Shares Subject
to Put
	PowerShares QQQ
64,000	November 2008 Put @ 25.00	4,480

	S&P 500 Index
100	October 2008 Put @ 1,145.00	3,500
Total (Premiums Paid $11,110) - 1.22%		7,980

SHORT TERM INVESTMENTS - 83.67%
185,080	Fidelity Govenmental Fund 57 2.29% ** (Cost $185,080)	185,080
142,196	First American Government Obligation Fund CI Y 1.85% ** (Cost $142,196)	142,196
123,768	First American Treasury Obligation Fund CI Y 1.09% ** (Cost $123,768)	123,768
95,557	Short-Term Investments Trust Treasury Portfolio 0.67% ** (Cost $95,557)	95,557

TOTAL FOR SHORT TERM INVESTMENTS (Cost $546,601) - 83.67%		546,601

TOTAL INVESTMENTS (Cost $615,232) - 92.43%		603,809

OTHER ASSETS LESS LIABILITIES - 7.57%		49,462

NET ASSETS - 100.00%		$ 653,271

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2008.
The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statement of Assets and Liabilities
September 30, 2008 (Unaudited)

Assets:
Investments, at Value (Cost $615,232)	$ 603,809
Cash	29,999
Receivables:
Securities Sold	82,560
Dividends and Interest	925
Total Assets	717,293
Liabilities:
Accrued Management Fees	847
Payable for Securities Purchased	63,175
Total Liabilities	64,022

Net Assets	$ 653,271

Net Assets Consist of:
Paid In Capital	$ 1,478,646
Undistributed Net Investment Income	2,399
Accumulated Undistributed Realized Loss on Investments	(816,351)
Unrealized Depreciation in Value of Investments	(11,423)
Net Assets, for 128,946 Shares Outstanding	$ 653,271

Net Asset Value Per Share	$ 5.07

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statement of Operations
For the six months ended September 30, 2008 (Unaudited)

Investment Income:
Interest	$ 4,048
Dividends	935
Total Investment Income	4,983

Expenses:
Advisory Fees (Note 2)	5,374
Total Expenses	5,374

Net Investment Loss	(391)

Realized and Unrealized Gain on Investments:
Realized Gain on:
Investments	(58,590)
Options	2,180
Total Realized and Unrealized Gain (Loss) on Investments	(56,410)

Net Change in Unrealized Appreciation on:
Investments	(799)
Options	(4,423)
Total Change in Unrealized Depreciation	(5,222)
Net Realized and Unrealized Loss on Investments and Options	(61,632)

Net Decrease in Net Assets Resulting from Operations	$ (62,023)

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Statements of Changes in Net Assets

	Six Months	For the Year
	Ended	Ended
	9/30/2008	3/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (391)	$ 2,790
Net Realized Income (Loss) on Investments and Options	(56,410)	88,589
Unrealized Appreciation (Depreciation) on Investments	(5,222)	9,438
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,023)	100,817

Less Distributions:
From Net Investment Income	-	-
From Realized Gains	-	-
	-	-

Capital Share Transactions (Note 4)	(9,500)	(108,287)

Total Decrease	(9,500)	(7,470)

Net Assets:
Beginning of Period	724,794	732,264

End of Period	$ 653,271	$ 724,794

The accompanying notes are an integral part of these financial statements.

Prasad Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Six Months
	Ended	For the Years Ended
	9/30/2008	3/31/2008	3/31/2007	3/31/2006	3/31/2005	3/31/2004

Net Asset Value, at Beginning of Year	$ 5.55	$ 4.85	$ 6.26	$ 4.94	$ 5.15	$ 3.32

Income From Investment Operations:
Net Investment Income (Loss) *	0.00	0.02	(0.03)	(0.02)	(0.02)	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.48)	0.68	(1.38)	1.34	(0.19)	1.85
Total from Investment Operations	(0.48)	0.70	(1.41)	1.32	(0.21)	1.83

Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from realized gains	0.00	0.00	0.00	0.00	0.00	0.00

Total Distributions	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Year	$ 5.07	$ 5.55	$ 4.85	$ 6.26	$ 4.94	$ 5.15

Total Return **	(8.65)%	14.43%	(22.52)%	26.72%	(4.08)%	55.12%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 653	$ 725	$ 732	$ 1,144	$ 932	$ 974
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.11)%	0.37%	(0.52)%	(0.28)%	(0.31)%	(0.46)%
Portfolio Turnover	686%	1488%	976%	731%	677%	911%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2008 (Unaudited)

1.)

SIGNIFICANT ACCOUNTING POLICIES

The Prasad Growth Fund (“Fund”) is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998.  The Fund’s investment objective is to obtain capital appreciation.  In seeking its objective, this Fund will invest at least 65% of its total assets in equity securities.  Significant accounting policies of the Fund are presented below:

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market mutual funds, high-quality short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

SECURITY VALUATION:

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

SECURITY TRANSACTION TIMING

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. The Fund is a registered investment company under subchapter M of the Internal Revenue Code and it does not make income tax provisions.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc.  The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.50% on the Fund's net assets. The Advisor pays all expenses of the Fund except for brokerage fees, taxes, interest and extraordinary expenses.  From time to time, Mutual Funds Leader, Inc. may elect to waive some or all of the fees and may reimburse expenses of the Fund.  The Fund paid investment management fees of $5,374 during the six months ended September 30, 2008. At September 30, 2008 the Fund owed the Advisor $847.

3.)

RELATED PARTY TRANSACTIONS

Certain owners of Mutual Funds Leader, Inc. are also owners and/or directors of the Prasad Growth Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

4.)

CAPITAL STOCK AND DISTRIBUTION

At September 30, 2008 an indefinite number of shares of capital stock were authorized, no par value and paid in capital amounted to $1,478,646.

	For the Six Months Ended 9/30/2008		For the Year Ended 3/31/2008
	Shares	Amount	Shares	Amount
Shares sold	358	$2,000	3,714	$19,098
Shares reinvested	-	-	-	-
Shares redeemed	(2,011)	(11,500)	(24,238)	(127,385)
Net decrease	(1,653)	$(9,500)	(20,524)	$(108,287)

5.)

PURCHASES AND SALES OF SECURITIES

During the six months ended September 30, 2008, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options transactions aggregated $2,039,490 and $2,380,574 respectively; there were no purchases or sales of U.S. Government obligations

6.)

PUT OPTIONS PURCHASED

As of September 30, 2008 the Fund had put options valued at $7,980.

Transactions in call and put options purchased during the six months ended September 30, 2008 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2008	50	$18,746
Options purchased	861	93,580
Options written	-	-
Options exercised	-	-
Options expired	0	0
Options terminated in closing purchase transaction	(270)	(101,216)
Options outstanding at September 30, 2008	641	$ 11,110

7.) TAX MATTERS
As of September 30, 2008, the Fund has federal income tax capital loss carry forwards of approximately $759,939 expiring as follows:

Years

Amount

2010

$448,522

2011

  100,553

2013

    12,518

2014

  198,346

As of September 30, 2008, the components of distributable earnings on tax basis were as follows:

            Undistributed net investment income

      $2,399

     Realized loss on investments                            $(816,351)

           Unrealized depreciation on investments

  $(11,423)

For Federal income tax purposes, the cost of investments owned at September 30, 2008 was $615,232.

At September 30, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$0	($11,423)	($11,423)

The Fund did not pay any shareholder distributions for the fiscal six months ended September 30, 2008.

8.)

NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes on April 1, 2007.  FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have more than fifty percent likelihood of being sustained upon examination.  At adoption, the financial statements were to be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                              Investments                  Other Financial

        Valuation Inputs:                                          In Securities                     Instruments

        Level 1 – Quoted Prices                                    $653,271                          $         -

        Level 2 – Significant Other Observable Inputs               -                                     -

        Level 3 – Significant Unobservable Inputs                     -                                     -

             Total                                                              $653,271                         $         -

Prasad Growth Fund
Expense Illustration
September 30, 2008 (Unaudited)

Expense Example

As a shareholder of the Prasad Growth Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2008 through September 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2008	September 30, 2008	April 1, 2008 to September 30, 2008

Actual	$1,000.00	$913.51	$7.16
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.45	$7.54

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRASAD GROWTH FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2008 (UNAUDITED)

Information about Trustees and Officers

The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-877-772-7231 or can be reviewed at www.prasad.net under prospectus.

Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Rajendra Prasad, M.D. * 1310 East Ocean Blvd. #1401 Long Beach, CA 90802 YOB: 1945	Trustee	Since 1998	Portfolio manager for Prasad Growth Fund. Physician in private practice	1	1

* Trustees who are considered “interested persons” are defined in Section 2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Non-Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Manu Hinduja 17082 Greentree Lane Huntington Beach, CA 92649 YOB: 1950	Trustee	Since 2006	Director, GRS Service, Inc.; Director, Huntington Resources, Inc.	1	2
Ratan Lalchandani 1516 Via Asturias Palos Verdes Estates, CA 90274 YOB: 1943	Trustee	Since 2003	Retired Engineer	1	0

The Fund did not pay any Trustee fees for the year ended March 31, 2008.

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-772-7231 or on the Fund’s website www.prasad.net.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2006, are available without charge upon request by (1) calling the Fund at 1-877-772-7231 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be viewed at www.prasad.net.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-1-877-772-7231 to request a copy of the SAI or to make shareholder inquiries or can be viewed at www.prasad.net, under prospectus.

Board of Trustees

Rajendra Prasad

Manu Hinduja

Ratan Lalchandani

Investment Advisor

Mutual Funds Leader, Inc.

1310 East Ocean #1401

Long Beach, CA 90802

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Custodian

U.S. Bank NA

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

Patricia C. Foster, Esq., PLLC

190 Office Parkway

Pittsford, New York 14534

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report is provided for the general information of the shareholders of the Prasad Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date December 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date December 4, 2008

* Print the name and title of each signing officer under his or her signature.